UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 85.5%
China – 19.3%
7,964	Alibaba Group Holding Ltd. ADR (Software & Services)*	$ 623,900
932,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	2,389,001
4,636	Baidu, Inc. ADR (Software & Services)*	800,452
247,500	Bloomage Biotechnology Corp. Ltd. (Materials)	447,296
392,000	Boer Power Holdings Ltd. (Capital Goods)	747,360
77,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	348,135
300,500	China Merchants Bank Co. Ltd. Class H (Banks)	776,246
1,276,000	China Petroleum & Chemical Corp. Class H (Energy)	961,720
2,262,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	1,554,403
18,177	JD.com, Inc. ADR (Retailing)*	600,386
591,220	PICC Property & Casualty Co. Ltd. Class H (Insurance)	1,230,152
67,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	385,556
168,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	497,912
93,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	488,439
216,900	Tencent Holdings Ltd. (Software & Services)	4,040,986
10,933	Vipshop Holdings Ltd. ADR (Retailing)*	213,084

		16,105,028

Hong Kong – 15.7%
635,036	AIA Group Ltd. (Insurance)	4,130,617
266,000	Brilliance China Automotive Holdings Ltd. (Automobiles & Components)	352,354
37,000	Cheung Kong Property Holdings Ltd. (Real Estate)*	308,322
142,000	China Gas Holdings Ltd. (Utilities)	248,966
157,500	China Mobile Ltd. (Telecommunication Services)	2,061,802
37,000	CK Hutchison Holdings Ltd. (Capital Goods)	549,209
429,000	Galaxy Entertainment Group Ltd. (Consumer Services)	1,972,721
22,260	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	602,863
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
2,464,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,853,073

		13,079,927

India – 9.7%
144,931	Ashiana Housing Ltd. (Real Estate)	484,059
28,303	Atul Auto Ltd. (Automobiles & Components)	204,491
57,156	Aurobindo Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	677,208
6,116	Bajaj Finance Ltd. (Diversified Financials)	525,703
3,741	Bayer CropScience Ltd. (Materials)	233,030
15,856	Britannia Industries Ltd. (Food, Beverage & Tobacco)	779,414
7,151	Container Corp. Of India Ltd. (Transportation)	183,134
3,518	Dynamatic Technologies Ltd. (Automobiles & Components)*	165,840
877	Eicher Motors Ltd. (Capital Goods)	260,711
4,057	Gillette India Ltd. (Household & Personal Products)	325,401
2,840	Grasim Industries Ltd. GDR (Materials)	164,540
68,722	HCL Technologies Ltd. (Software & Services)	1,069,926
31,470	Indiabulls Housing Finance Ltd. (Banks)	361,880
14,915	Info Edge India Ltd. (Software & Services)	193,700
23,872	Inox Wind Ltd. (Capital Goods)*	155,496
13,046	MPS Ltd. (Media)	166,249
12,122	Multi Commodity Exchange of India Ltd. (Diversified Financials)	241,903
68,346	Prestige Estates Projects Ltd. (Real Estate)	234,716
17,254	Thermax Ltd. (Capital Goods)	281,354
118,265	VRL Logistics Ltd. (Transportation)*	712,709
46,023	Welspun India Ltd. (Consumer Durables & Apparel)	642,470

		8,063,934

Indonesia – 1.0%
371,000	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	274,084
2,173,100	PT Summarecon Agung Tbk (Real Estate)	279,193
1,203,600	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	261,207

		814,484

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Israel – 0.2%
1,545	Taro Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 215,296

Malaysia – 2.1%
391,400	Bursa Malaysia Bhd (Diversified Financials)	826,909
431,700	Gamuda Bhd (Capital Goods)	544,069
71,240	Public Bank Bhd (Banks)	353,918

		1,724,896

Philippines – 1.9%
1,971,600	Lafarge Republic, Inc. (Materials)	444,025
10,750,200	Megaworld Corp. (Real Estate)	1,113,642

		1,557,667

Singapore – 3.7%
129,530	DBS Group Holdings Ltd. (Banks)	1,906,969
206,800	Singapore Exchange Ltd. (Diversified Financials)	1,202,272

		3,109,241

South Korea – 17.2%
4,747	Amorepacific Corp. (Household & Personal Products)	1,673,501
170,513	Byucksan Corp. (Capital Goods)	1,500,620
7,763	CJ CheilJedang Corp. (Food, Beverage & Tobacco)	2,731,807
16,006	Hana Financial Group, Inc. (Banks)	399,372
7,636	Hana Tour Service, Inc. (Consumer Services)	1,135,668
3,397	Hanssem Co. Ltd. (Consumer Durables & Apparel)	863,709
1,430	LG Chem Ltd. (Materials)	305,740
9,610	NongShim Co. Ltd. (Food, Beverage & Tobacco)	2,553,981
11,182	OCI Materials Co. Ltd. (Materials)	1,270,911
1,111	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	1,127,173
25,275	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	798,194

		14,360,676

Taiwan – 10.2%
414,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	622,342
54,120	Eclat Textile Co. Ltd. (Consumer Durables & Apparel)	791,741
409,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	746,188
8,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	398,984

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
103,617	PChome Online, Inc. (Software & Services)	$ 1,439,740
53,530	Poya International Co. Ltd. (Retailing)	604,685
81,752	Silergy Corp. (Semiconductors & Semiconductor Equipment)	772,386
124,636	Superalloy Industrial Co. Ltd. (Automobiles & Components)	406,143
459,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,007,313
1,561,000	Yuanta Financial Holding Co. Ltd. (Diversified Financials)	741,862

		8,531,384

Thailand – 2.7%
162,300	Airports of Thailand PCL (Transportation)	1,352,187
658,200	CP ALL PCL (Food & Staples Retailing)	896,040

		2,248,227

United States – 1.8%
9,062	Cognizant Technology Solutions Corp. Class A (Software & Services)*	571,812
298,800	Samsonite International SA (Consumer Durables & Apparel)	975,148

		1,546,960

TOTAL COMMON STOCKS		$71,357,720

Exchange Traded Fund – 5.5%
United States – 5.5%
76,936	iShares MSCI All Country Asia ex Japan ETF	$ 4,559,996

Units	Description	Expiration Month	Value
Participation Notes* – 4.5%
China – 4.0%
90,800	China International Travel Service Corp. Ltd. (Consumer Services)	06/18	$ 904,352
51,598	Kweichow Moutai Co. Ltd. (Food, Beverage & Tobacco)	12/24	1,715,551
69,900	Midea Group Co. Ltd. (Consumer Durables & Apparel)	12/15	372,181
64,768	Shanghai Jahwa United Co. Ltd. (Household & Personal Products)	07/17	401,775

			3,393,859

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Units	Description	Expiration Month	Value
Participation Notes* – (continued)
India – 0.5%
46,033	Inox Wind Ltd. (Capital Goods)	03/16	$ 299,847
4,660	VRL Logistics Ltd. (Transportation)	04/16	28,083
13,945		04/18	84,038

			411,968

TOTAL PARTICIPATION NOTES			$ 3,805,827

TOTAL INVESTMENTS – 95.5%			$79,723,543

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%			3,764,622

NET ASSETS – 100.0%			$83,488,165

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$79,209,561

Gross unrealized gain	8,399,975
Gross unrealized loss	(7,885,993)

Net unrealized security gain	$513,982

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 89.4%
Brazil – 12.0%
686,232	AMBEV SA (Food, Beverage & Tobacco)	$ 3,900,196
386,607	BB Seguridade Participacoes SA (Insurance)	3,641,430
552,205	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)	1,683,734
202,528	CETIP SA - Mercados Organizados (Diversified Financials)	2,097,473
746,790	Odontoprev SA (Health Care Equipment & Services)	2,425,358
98,239	Totvs SA (Software & Services)	1,005,931

		14,754,122

China – 38.0%
2,693,800	Agricultural Bank of China Ltd. Class H (Banks)	1,215,185
10,145	Alibaba Group Holding Ltd. ADR (Software & Services)*	794,759
800,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	2,050,645
603,000	CAR, Inc. (Transportation)*	1,176,938
4,389,360	China Construction Bank Corp. Class H (Banks)	3,580,693
549,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	2,482,160
2,280,400	China Petroleum & Chemical Corp. Class H (Energy)	1,718,735
1,048,500	China Vanke Co. Ltd. Class H (Real Estate)	2,490,777
307,000	Hengan International Group Co. Ltd. (Household & Personal Products)	3,431,440
6,047,050	Industrial & Commercial Bank of China Ltd. Class H (Banks)	4,154,251
52,601	JD.com, Inc. ADR (Retailing)*	1,737,411
1,968,000	PetroChina Co. Ltd. Class H (Energy)	1,938,749
723,760	PICC Property & Casualty Co. Ltd. Class H (Insurance)	1,505,928
245,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	1,409,867
499,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	1,480,400
429,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	2,253,124
656,800	Tencent Holdings Ltd. (Software & Services)	12,236,604
62,620	Vipshop Holdings Ltd. ADR (Retailing)*	1,220,464

		46,878,130

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 9.5%
496,000	Alibaba Health Information Technology Ltd. (Telecommunication Services)*	$ 459,403
186,500	China Mobile Ltd. (Telecommunication Services)	2,441,436
427,000	Galaxy Entertainment Group Ltd. (Consumer Services)	1,963,524
85,680	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	2,320,454
3,920,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,538,980

		11,723,797

India – 21.7%
135,620	Aurobindo Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,606,883
183,596	Axis Bank Ltd. (Banks)	1,640,667
28,329	Bajaj Finance Ltd. (Diversified Financials)	2,435,028
2,553	Bosch Ltd. (Automobiles & Components)*	982,276
26,336	Container Corp. Of India Ltd. (Transportation)	674,453
49,548	CRISIL Ltd. (Diversified Financials)	1,576,732
2,140	Eicher Motors Ltd. (Capital Goods)	636,171
23,839	Gillette India Ltd. (Household & Personal Products)	1,912,064
24,211	Grasim Industries Ltd. GDR (Materials)	1,402,701
142,833	HCL Technologies Ltd. (Software & Services)	2,223,753
60,736	Indiabulls Housing Finance Ltd. (Banks)	698,416
72,877	Info Edge India Ltd. (Software & Services)	946,450
79,920	Infosys Ltd. (Software & Services)	1,344,292
56,040	Infosys Ltd. ADR (Software & Services)	947,637
540,992	Prestige Estates Projects Ltd. (Real Estate)	1,857,893
24,047	Siemens Ltd. (Capital Goods)	545,594
227,476	Sobha Ltd. (Real Estate)	1,244,770
220,748	Thermax Ltd. (Capital Goods)	3,599,650
86,401	Titan Co. Ltd. (Consumer Durables & Apparel)	450,933

		26,726,363

Russia – 8.2%
648,900	Alrosa PAO (Materials)	749,162
211,819	Gazprom PAO ADR (Energy)	973,781
60,446	Lukoil PJSC ADR (Energy)	2,489,081
1,663,376	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	1,895,718

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
148,281	OAO Rosneft GDR (Energy)	$ 568,940
17,420	OJSC Magnit (Food & Staples Retailing)*	3,448,385

		10,125,067

TOTAL COMMON STOCKS		$110,207,479

Shares	Description	Rate	Value
Preferred Stocks – 3.1%
Brazil – 3.1%
364,980	Banco Bradesco SA (Banks)	0.190%	$ 2,907,944
108,983	Itau Unibanco Holding SA (Banks)	0.014	957,435

TOTAL PREFERRED STOCKS			$ 3,865,379

Shares	Description	Value
Exchange Traded Funds – 6.2%
United States – 6.2%
176,107	iShares China Large-Cap ETF	$ 7,128,811
17,172	iShares MSCI Brazil Capped ETF	492,665

TOTAL EXCHANGE TRADED FUNDS		$ 7,621,476

Units	Description	Expiration Month	Value
Participation Notes* – 1.1%
China – 1.1%
17,000	Kweichow Moutai Co. Ltd. (Food, Beverage & Tobacco)	12/24	$ 565,223
140,500	Midea Group Co. Ltd. (Consumer Durables & Apparel)	12/15	748,088

TOTAL PARTICIPATION NOTES			$ 1,313,311

TOTAL INVESTMENTS – 99.8%			$123,007,645

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			250,956

NET ASSETS – 100.0%			$123,258,601

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$116,469,646

Gross unrealized gain	20,351,403
Gross unrealized loss	(13,813,404)

Net unrealized security gain	$6,537,999

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 93.9%
Austria – 1.1%
37,371	DO & CO AG (Consumer Services)	$ 3,899,877

Brazil – 6.3%
500,641	BB Seguridade Participacoes SA (Insurance)	4,715,510
1,222,755	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)	3,728,314
411,838	CETIP SA - Mercados Organizados (Diversified Financials)	4,265,184
135,603	Ez Tec Empreendimentos e Participacoes SA (Consumer Durables & Apparel)	548,519
588,400	FPC Par Corretora de Seguros SA (Insurance)*	2,440,246
292,321	LPS Brasil Consultoria de Imoveis SA (Real Estate)	409,802
140,200	Mahle-Metal Leve SA (Automobiles & Components)	845,553
714,909	Odontoprev SA (Health Care Equipment & Services)	2,321,818
90,500	Sao Martinho SA (Food, Beverage & Tobacco)	893,383
247,413	Totvs SA (Software & Services)	2,533,419

		22,701,748

Chile – 0.5%
30,794	Banco de Chile ADR (Banks)	1,918,774

China – 12.2%
22,033	Alibaba Group Holding Ltd. ADR (Software & Services)*	1,726,065
1,327,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	3,401,507
575,000	Bloomage Biotechnology Corp. Ltd. (Materials)	1,039,172
607,000	Boer Power Holdings Ltd. (Capital Goods)	1,157,264
936,000	CAR, Inc. (Transportation)*	1,826,889
628,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	2,839,338
1,666,200	China Vanke Co. Ltd. Class H (Real Estate)	3,958,161
231,000	Hengan International Group Co. Ltd. (Household & Personal Products)	2,581,963
100,233	JD.com, Inc. ADR (Retailing)*	3,310,696
245,830	Livzon Pharmaceutical Group, Inc. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	1,182,771
1,322,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	2,750,686

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
574,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	$ 3,303,117
598,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	1,773,812
591,900	Tencent Holdings Ltd. (Software & Services)	11,027,476
94,126	Vipshop Holdings Ltd. ADR (Retailing)*	1,834,516

		43,713,433

Colombia – 0.6%
68,433	Banco de Bogota SA (Banks)	1,426,163
100,000	Grupo Aval Acciones y Valores SA ADR (Banks)	865,000

		2,291,163

Georgia – 0.8%
32,622	Bank of Georgia Holdings PLC (Banks)	1,015,240
30,207	TBC Bank JSC GDR (Banks)*	293,008
175,110	TBC Bank JSC GDR (Banks)(a)	1,698,567

		3,006,815

Greece – 0.2%
125,769	Sarantis SA (Household & Personal Products)	868,347

Hong Kong – 4.1%
750,000	Alibaba Health Information Technology Ltd. (Telecommunication Services)*	694,662
959,000	Galaxy Entertainment Group Ltd. (Consumer Services)	4,409,882
122,516	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	3,318,075
5,316,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,155,413

		14,578,032

India – 12.2%
982,857	Ashiana Housing Ltd. (Real Estate)	3,282,669
139,951	Atul Auto Ltd. (Automobiles & Components)	1,011,155
355,014	Aurobindo Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,206,356
30,056	Bajaj Finance Ltd. (Diversified Financials)	2,583,473
18,712	Bayer CropScience Ltd. (Materials)	1,165,584

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
45,722	Britannia Industries Ltd. (Food, Beverage & Tobacco)	$ 2,247,499
54,368	Container Corp. Of India Ltd. (Transportation)	1,392,339
21,516	Dynamatic Technologies Ltd. (Automobiles & Components)*	1,014,270
5,461	Eicher Motors Ltd. (Capital Goods)	1,623,424
38,948	Gillette India Ltd. (Household & Personal Products)	3,123,918
26,876	Grasim Industries Ltd. GDR (Materials)	1,557,102
131,071	HCL Technologies Ltd. (Software & Services)	2,040,632
155,617	Indiabulls Housing Finance Ltd. (Banks)	1,789,473
103,639	Info Edge India Ltd. (Software & Services)	1,345,955
79,139	MPS Ltd. (Media)	1,008,492
108,636	Multi Commodity Exchange of India Ltd. (Diversified Financials)	2,167,908
678,086	Prestige Estates Projects Ltd. (Real Estate)	2,328,706
306,371	Sobha Ltd. (Real Estate)	1,676,491
98,270	Thermax Ltd. (Capital Goods)	1,602,450
584,943	VRL Logistics Ltd. (Transportation)*	3,525,083
200,944	Welspun India Ltd. (Consumer Durables & Apparel)	2,805,132

		43,498,111

Indonesia – 2.7%
7,331,200	PT Bank Central Asia Tbk (Banks)	7,096,316
19,049,700	PT Summarecon Agung Tbk (Real Estate)	2,447,442

		9,543,758

Israel – 0.3%
8,482	Taro Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	1,181,967

Jersey – 1.5%
471,281	Integrated Diagnostics Holdings PLC (Health Care Equipment & Services)*(a)	3,027,980
937,090	Petra Diamonds Ltd. (Materials)*	2,197,974

		5,225,954

Malaysia – 1.5%
1,239,800	7-Eleven Malaysia Holdings Bhd (Food & Staples Retailing)	541,369

Shares	Description	Value
Common Stocks – (continued)
Malaysia – (continued)
2,325,000	Bursa Malaysia Bhd (Diversified Financials)	$ 4,912,015

		5,453,384

Mexico – 4.9%
1,218,485	Alsea SAB de CV (Consumer Services)	3,964,188
2,516,310	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	4,516,474
3,088,406	Cemex SAB de CV (Materials)*	2,631,734
1,190,820	Gentera SAB de CV (Diversified Financials)	2,047,952
1,883,840	Unifin Financiera SAPI de CV SOFOM ENR (Diversified Financials)*	4,256,981

		17,417,329

Peru – 2.2%
1,632,406	BBVA Banco Continental SA (Banks)	2,131,386
32,500	Credicorp Ltd. (Banks)	4,286,750
50,866	Intercorp Financial Services, Inc. (Banks)	1,454,259

		7,872,395

Philippines – 0.9%
5,153,700	Lafarge Republic, Inc. (Materials)	1,160,667
21,601,000	Megaworld Corp. (Real Estate)	2,237,706

		3,398,373

Poland – 1.7%
33,766	Bank Pekao SA (Banks)	1,424,508
359,203	Warsaw Stock Exchange (Diversified Financials)	4,657,517

		6,082,025

Russia – 3.4%
185,840	Lenta Ltd. GDR (Food & Staples Retailing)*	1,429,110
49,909	Lukoil PJSC ADR (Energy)	2,055,182
4,373,611	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	4,984,521
18,180	OJSC Magnit (Food & Staples Retailing)*	3,598,832

		12,067,645

Singapore – 1.4%
850,000	Singapore Exchange Ltd. (Diversified Financials)	4,941,639

South Africa – 5.2%
4,061,246	Alexander Forbes Group Holdings Ltd. (Diversified Financials)	2,889,367

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
298,955	JSE Ltd. (Diversified Financials)	$ 3,483,407
643,807	Metair Investments Ltd. (Automobiles & Components)	1,819,928
96,482	Mr. Price Group Ltd. (Retailing)	1,921,420
43,562	Naspers Ltd. Class N (Media)	6,070,945
144,361	Santam Ltd. (Insurance)	2,442,106

		18,627,173

South Korea – 12.3%
18,402	Amorepacific Corp. (Household & Personal Products)	6,487,415
627,035	Byucksan Corp. (Capital Goods)	5,518,297
6,387	CJ CheilJedang Corp. (Food, Beverage & Tobacco)	2,247,592
37,157	Hana Tour Service, Inc. (Consumer Services)	5,526,193
21,812	Hanssem Co. Ltd. (Consumer Durables & Apparel)	5,545,839
28,079	NongShim Co. Ltd. (Food, Beverage & Tobacco)	7,462,356
21,067	OCI Materials Co. Ltd. (Materials)	2,394,409
95,814	Samchuly Bicycle Co. Ltd. (Consumer Durables & Apparel)	2,001,992
2,980	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	3,023,379
121,247	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	3,829,028

		44,036,500

Taiwan – 11.5%
1,007,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	1,513,765
37,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	1,845,299
440,198	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	1,265,936
311,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	3,269,286
276,150	Merida Industry Co. Ltd. (Consumer Durables & Apparel)	1,715,444
313,000	momo.com, Inc. (Retailing)	2,284,278
641,956	PChome Online, Inc. (Software & Services)	8,919,868
340,370	Poya International Co. Ltd. (Retailing)	3,844,883

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
203,000	President Chain Store Corp. (Food & Staples Retailing)	$ 1,476,393
302,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	2,857,967
614,383	Superalloy Industrial Co. Ltd. (Automobiles & Components)	2,002,050
2,326,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	10,168,506

		41,163,675

Thailand – 2.5%
769,300	Airports of Thailand PCL (Transportation)	6,409,348
530,200	Kasikornbank PCL NVDR (Banks)	2,674,040

		9,083,388

Turkey – 1.5%
158,973	BIM Birlesik Magazalar AS (Food & Staples Retailing)	2,696,305
457,619	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	2,543,770

		5,240,075

United Arab Emirates – 0.5%
124,995	NMC Health PLC (Health Care Equipment & Services)	1,715,794

United States – 1.9%
59,848	Cognizant Technology Solutions Corp. Class A (Software & Services)*	3,776,409
903,900	Samsonite International SA (Consumer Durables & Apparel)	2,949,921

		6,726,330

TOTAL COMMON STOCKS		$336,253,704

Shares	Description	Rate	Value
Preferred Stocks – 1.2%
Brazil – 0.9%
417,264	Banco Bradesco SA (Banks)	0.190%	$ 3,324,512

Colombia – 0.3%
2,256,618	Grupo Aval Acciones y Valores SA (Banks)	4.850	971,599

TOTAL PREFERRED STOCKS			$ 4,296,111

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 2.0%
United States – 2.0%
176,155	iShares China Large-Cap ETF	$ 7,130,754

Units	Description	Expiration Month	Value
Participation Notes* – 1.7%
China – 0.6%
33,100	Kweichow Moutai Co. Ltd. (Food, Beverage & Tobacco)	12/24	$ 1,100,522
194,600	Midea Group Co. Ltd. (Consumer Durables & Apparel)	12/15	1,036,142

			2,136,664

India – 0.6%
255,068	Inox Wind Ltd. (Capital Goods)	03/16	1,661,450
21,119	VRL Logistics Ltd.	04/16	127,271
63,345	(Transportation)	04/18	381,740

			2,170,461

Vietnam – 0.5%
280,288	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	01/16	1,649,509

TOTAL PARTICIPATION NOTES			$ 5,956,634

TOTAL INVESTMENTS – 98.8%			$353,637,203

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			4,242,614

NET ASSETS – 100.0%			$357,879,817

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,726,547, which represents approximately 1.3% of net assets as of July 31, 2015.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$336,159,148

Gross unrealized gain	47,565,043
Gross unrealized loss	(30,086,988)

Net unrealized security gain	$17,478,055

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 100.6%
Bangladesh – 2.8%
502,200	GrameenPhone Ltd. (Telecommunication Services)	$ 2,134,067
1,419,600	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,977,498
935,275	Titas Gas Transmission & Distribution Co. Ltd. (Energy)	875,704

		7,987,269

Egypt – 4.3%
1,213,776	Commercial International Bank Egypt SAE (Banks)	8,753,042
346,568	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	2,323,673
1,138,902	Talaat Moustafa Group (Real Estate)	1,194,465

		12,271,180

Indonesia – 13.7%
7,573,400	PT Astra International Tbk (Automobiles & Components)	3,718,936
11,557,600	PT Bank Central Asia Tbk (Banks)	11,187,307
1,957,100	PT Bank Mandiri (Persero) Tbk (Banks)	1,374,029
7,834,500	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	5,787,910
1,099,600	PT Indocement Tunggal Prakarsa Tbk (Materials)	1,625,360
5,536,800	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	2,494,938
5,566,135	PT Jasa Marga (Persero) Tbk (Transportation)	2,355,638
12,958,200	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	1,670,030
2,266,700	PT Matahari Department Store Tbk (Retailing)	2,926,571
3,266,200	PT Semen Indonesia (Persero) Tbk (Materials)	2,436,987
11,576,300	PT Summarecon Agung Tbk (Real Estate)	1,487,284
10,742,200	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	2,331,287

		39,396,277

Jersey – 1.0%
436,498	Integrated Diagnostics Holdings PLC (Health Care Equipment & Services)*(a)	2,804,500

Mexico – 21.4%
1,570,300	Alfa SAB de CV Class A (Capital Goods)	3,120,621
953,427	Alsea SAB de CV (Consumer Services)	3,101,855

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
675,831	America Movil SAB de CV Class L ADR (Telecommunication Services)	$ 13,097,605
385,500	Arca Continental SAB de CV (Food, Beverage & Tobacco)	2,320,058
279,500	Banregio Grupo Financiero SAB de CV (Banks)	1,602,322
481,200	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	863,696
733,706	Cemex SAB de CV ADR (Materials)*	6,236,501
169,600	El Puerto de Liverpool SAB de CV (Retailing)	1,985,202
1,246,372	Fibra Uno Administracion SA de CV (REIT)	2,993,613
56,938	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	5,160,860
1,113,382	Gentera SAB de CV (Diversified Financials)	1,914,775
189,031	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation)	2,828,925
1,035,708	Grupo Mexico SAB de CV Series B (Materials)	2,832,167
162,584	Grupo Televisa SAB ADR (Media)	5,667,678
862,485	Unifin Financiera SAPI de CV SOFOM ENR (Diversified Financials)*	1,948,989
2,387,024	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	5,798,487

		61,473,354

Nigeria – 8.4%
1,566,324	Dangote Cement PLC (Materials)	1,344,585
57,418,744	FBN Holdings PLC (Banks)	1,988,902
44,628,602	Guaranty Trust Bank PLC (Banks)	5,152,706
806,244	Lafarge Africa PLC (Materials)	416,635
922,422	Nestle Nigeria PLC (Food, Beverage & Tobacco)	3,938,133
7,834,009	Nigerian Breweries PLC (Food, Beverage & Tobacco)	4,765,121
113,040,954	United Bank for Africa PLC (Banks)	2,385,736
53,512,960	Zenith Bank PLC (Banks)	4,309,838

		24,301,656

Pakistan – 5.6%
844,033	Engro Corp. Ltd. (Materials)	2,681,748
1,754,600	Habib Bank Ltd. (Banks)	4,022,607
19,621,037	K-Electric Ltd. (Utilities)*	1,524,956
373,267	MCB Bank Ltd. (Banks)	1,016,738
2,653,700	Oil & Gas Development Co. Ltd. (Energy)	4,243,599

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pakistan – (continued)
670,920	Pakistan Petroleum Ltd. (Energy)	$ 1,018,559
973,000	United Bank Ltd. (Banks)	1,750,587

		16,258,794

Philippines – 5.3%
3,783,900	Alliance Global Group, Inc. (Capital Goods)	1,868,986
119,780	Ayala Corp. (Diversified Financials)	2,043,118
4,713,100	Ayala Land, Inc. (Real Estate)	3,851,287
2,445,600	Lafarge Republic, Inc. (Materials)	550,775
29,395,300	Megaworld Corp. (Real Estate)	3,045,138
571,638	Metropolitan Bank & Trust Co. (Banks)	1,103,563
17,800	Philippine Long Distance Telephone Co. (Telecommunication Services)	1,127,976
83,617	SM Investments Corp. (Capital Goods)	1,633,027

		15,223,870

South Korea – 21.4%
17,713	Amorepacific Corp. (Household & Personal Products)	6,244,516
8,541	CJ CheilJedang Corp. (Food, Beverage & Tobacco)	3,005,586
73,484	Hana Financial Group, Inc. (Banks)	1,833,531
20,489	Hana Tour Service, Inc. (Consumer Services)	3,047,237
19,697	Hanssem Co. Ltd. (Consumer Durables & Apparel)	5,008,087
31,971	Hyundai Motor Co. (Automobiles & Components)	4,072,791
113,409	KB Financial Group, Inc. (Banks)	3,563,075
54,572	Korea Electric Power Corp. (Utilities)	2,359,636
65,034	KT Corp. (Telecommunication Services)*	1,699,280
9,591	LG Chem Ltd. (Materials)	2,050,593
28,416	LG Electronics, Inc. (Consumer Durables & Apparel)	985,267
3,819	LG Household & Health Care Ltd. (Household & Personal Products)	2,796,977
8,739	NongShim Co. Ltd. (Food, Beverage & Tobacco)	2,322,502
21,218	OCI Materials Co. Ltd. (Materials)	2,411,572
12,964	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	13,152,715
12,714	Samsung Life Insurance Co. Ltd. (Insurance)	1,162,262

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
181,450	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	$ 5,730,262

		61,445,889

Turkey – 12.2%
2,333,364	Akbank TAS (Banks)	6,229,365
452,989	Aygaz AS (Utilities)	1,709,554
378,415	BIM Birlesik Magazalar AS (Food & Staples Retailing)	6,418,211
3,490,078	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	3,267,099
547,822	Turk Hava Yollari AO (Transportation)*	1,781,751
239,787	Turk Telekomunikasyon AS (Telecommunication Services)	595,336
289,715	Turkcell Iletisim Hizmetleri AS (Telecommunication Services)	1,325,953
2,557,259	Turkiye Garanti Bankasi AS (Banks)	7,543,018
4,446,157	Turkiye Sinai Kalkinma Bankasi AS (Banks)	2,798,003
586,829	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	3,262,011

		34,930,301

Vietnam – 4.5%
1,050,076	Bank for Foreign Trade of Vietnam JSC (Banks)	2,401,632
1,416,290	Masan Group Corp. (Food, Beverage & Tobacco)*	5,842,245
247,714	PetroVietnam Drilling and Well Services JSC (Energy)	496,974
382,170	PetroVietnam Gas JSC (Utilities)	1,031,783
828,201	Saigon Thuong Tin Commercial JSB (Banks)*	721,231
224,660	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	1,322,135
527,388	Vingroup JSC (Real Estate)	1,043,478

		12,859,478

TOTAL COMMON STOCKS		$288,952,568

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Units	Description	Expiration Month	Value
Participation Note* – 0.1%
Vietnam – 0.1%
27,806	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	01/16	$ 163,640

TOTAL INVESTMENTS – 100.7%			$289,116,208

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%			(1,888,150)

NET ASSETS – 100.0%			$287,228,058

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,804,500, which represents approximately 1.0% of net assets as of July 31, 2015.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$295,740,966

Gross unrealized gain	29,188,203
Gross unrealized loss	(35,812,961)

Net unrealized security loss	$(6,624,758)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2015:

ASIA EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,453,118	$71,163,469	$—
North America	5,131,808	975,148	—
Total	$7,584,926	$72,138,617	$—

BRIC

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,700,271	$92,066,397	$—
North America	18,619,501	—	—
South America	7,621,476	—	—
Total	$30,941,248	$92,066,397	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$18,627,173	$—
Asia	8,053,244	237,519,164	—
Europe	—	18,214,671	868,347
North America	28,324,492	2,949,921	—
South America	39,080,191	—	—
Total	$75,457,927	$277,310,929	$868,347

N-11 EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$36,572,836	$—
Asia	—	188,265,518	—
Europe	—	2,804,500	—
North America	61,473,354	—	—
Total	$61,473,354	$227,642,854	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — Concentration of the investments of a Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region. The Asia Equity Fund invests primarily in equity investments in Asian issuers. The BRIC Fund invests primarily in equity investments in Brazil, Russia, India and China issuers. The N-11 Equity Fund invests primarily in equity investments in the N-11 countries, and may invest up to 50% of its assets in any one N-11 country.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Funds may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Funds in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Funds. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Funds’ NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Funds’ performance to the extent that the Funds are delayed in investing new cash and are required to maintain a larger cash position than they ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Funds’ current expenses being allocated over a smaller asset base, leading to an increase in the Funds’ expense ratios.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The BRIC and N-11 Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Subsequent Events — At a meeting held on August 12-13, 2015, the Trust’s Board of Trustees approved a reorganization pursuant to which all of the assets and liabilities of the Goldman Sachs BRIC Fund (the “Acquired Fund”) will be transferred to the Goldman Sachs Emerging Markets Equity Fund (the “Survivor Fund”) on or about October 23, 2015. As part of the reorganization, holders of Class A, Class C, Institutional, and Class IR Shares of the Acquired Fund, respectively, will receive Class A, Class C, Institutional, and Class IR Shares of the Survivor Fund, in an amount equal to the aggregate net asset value of his or her investment in the Acquired Fund. The exchange is intended to be a tax-free event to shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 28, 2015

*	Print the name and title of each signing officer under his or her signature.